Investments accounted for using equity method	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
12.
Investments accounted for using equity method

Associates	December 31, 2022	December 31, 2023
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	267,070	277,076
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”) (Note)	4,086,378	—
Daypower Energy	—	13,466
	4,353,448	290,542

Note: On December 21, 2023, the Company's Board of Directors approved its subsidiary ChipMOS BVI to sell the investment accounted for using equity method in Unimos Shanghai and reclassified the investment as non-current assets held for sale. Information relating to non-current assets held for sale is provided in Note 14.

a)
The carrying amount of the Group’s interests in all individually immaterial associates and the Group’s share of the operating results are summarized below:

As of December 31, 2022 and 2023, the carrying amount of the Group’s individually immaterial associates amounted to NT$4,353,448 thousand and NT$290,542 thousand, respectively.

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Profit for the year from continuing operations	625,733	453,715	1,714
Other comprehensive income (loss), net of income tax	28,843	(28,254)	12,993
Total comprehensive income	654,576	425,461	14,707

b)
JMC has quoted market prices. As of December 31, 2022 and 2023, the fair value was NT$249,000 thousand and NT$303,780 thousand, respectively.
c)
Both JMC and Daypower Energy are recognized as investment accounted for using equity method given that the Company retains significant influence by holding one seat in JMC’s and Daypower Energy’s Board of Directors.